Property and Equipment	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment Disclosure [Text Block]

Note 5 – Property and Equipment

The estimated useful lives and accumulated depreciation for furniture, equipment and software are as follows as of June 30, 2019 and December 31, 2018:

Estimated Useful Life
Molds and Office Equipment	3 to 10 years

	June 30, 2019	December 31, 2018
Manufacturing Equipment- Molds	$132,513	$70,363
Office Equipment	2,689	-
Accumulated Depreciation	(37,093)	(35,917)
Total	$98,109	$34,446

During the three months ended June 30, 2019 and 2018 the Company recorded depreciation expense of $39 and $0, respectively. During the six months ended June 30, 2019 and 2018 the Company recorded depreciation expense of $1,176 and $0, respectively. The Company began shipping its new retention device in August 2018 which triggered the start of depreciating our retention device mold during the quarter.

NOTE 4	PROPERTY AND EQUIPMENT

The estimated useful lives and accumulated depreciation for furniture, equipment and software are as follows:

Estimated Useful Life
Molds	3 to 7 years

	December 31, 2018	December 31, 2017
Manufacturing Equipment- Molds	$70,363	$50,963
Accumulated Depreciation	(35,917)	(35,263)
	$34,446	$15,700

The Company recorded $654 and $0 depreciation expense in 2018 and 2017 as its earlier equipment was fully depreciated.